Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	£ 7,110	£ 7,874	£ 7,492
Cost of sales	(2,487)	(2,755)	(2,644)
Gross profit	4,623	5,119	4,848
Selling and distribution costs	(1,212)	(1,292)	(1,191)
Administration and other expenses	(1,901)	(1,767)	(1,725)
Share of results of joint ventures	15	41	32
Operating profit	1,525	2,101	1,964
Finance income	3	9	6
Finance costs	(175)	(314)	(217)
Net finance costs	(172)	(305)	(211)
Disposals and other non-operating items	130	51	(33)
Profit before tax	1,483	1,847	1,720
Current tax	(264)	(382)	(297)
Deferred tax	(11)	44	5
Tax expense	(275)	(338)	(292)
Net profit for the year	1,208	1,509	1,428
Attributable to:
RELX PLC shareholders	1,224	1,505	1,422
Non-controlling interests	(16)	4	6
Net profit for the year	£ 1,208	£ 1,509	£ 1,428
Basic earnings per share
Basic earnings per share	£ 0.635	£ 0.774	£ 0.719
Diluted earnings per share
Diluted earnings per share	£ 0.632	£ 0.769	£ 0.714